GRAYSCALE FUNDS TRUST
SUPPLEMENT DATED JULY 30, 2025 TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF EACH FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A:

The following disclosure replaces and supersedes the corresponding disclosure in the third paragraph in the section titled “Principal Investment Strategy” in each fund’s Summary Prospectus and Prospectus:

In implementing its investment strategy, the Fund will invest in exchange-traded options contracts that reference a Bitcoin ETP.

The following disclosure replaces and supersedes the sixth paragraph in the section titled “Principal Investment Strategy” in each fund’s Summary Prospectus and Prospectus:

In implementing its investment strategy, the Fund will invest in exchange-traded options contracts that reference a Bitcoin ETP. The Fund intends to primarily utilize exchange-listed, American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. While options contracts may trade “over-the-counter” (“OTC”), the Fund intends to utilize traditional exchange-traded options and exchange-traded Flexible Exchange Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC.

The following disclosure replaces and supersedes the corresponding disclosure in the section titled “ADDITIONAL INFORMATION ABOUT THE FUND—Additional Information About the Fund’s Strategy” in each fund’s Prospectus:

In implementing its investment strategy, the Fund will invest in exchange-traded options contracts that reference a Bitcoin ETP.

SCHEDULE A
Fund	Date of Summary Prospectus and Prospectus
Grayscale Bitcoin Covered Call ETF	March 31, 2025 (Prospectus) April 1, 2025 (Summary Prospectus)
Grayscale Bitcoin Premium Income ETF	March 31, 2025 (Prospectus) April 1, 2025 (Summary Prospectus)

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